Derivative Liability Disclosure: Schedule of Derivative Liabilities at Fair Value (Tables)	Mar. 31, 2023
Tables/Schedules
Schedule of Derivative Liabilities at Fair Value

Fair Value of Liability for Derivative Instruments

Balance at December 31, 2021	$978,232
Initial valuation of derivative liabilities included in debt discount	201,250
Initial valuation of derivative liabilities related to issuance of Series B and C Preferred Stock	37,706
Initial valuation of derivative liabilities included in derivative expense	(405,700)
Reclassification of derivative liabilities to gain from extinguishment of debt	(67,284)
Change in fair value of derivative liabilities	(627,696)
Balance at December 31, 2022	116,508
Change in fair value of derivative liabilities	136,151
Balance at March 31, 2023	$252,659